Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets
Prepayments and Other Current Assets

4.    Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Deductible input value-added tax	4,994	14,750
Prepayment for promotion and advertising expenses and other operation expenses	37,019	17,642
Other receivables related to exercise of share options and vesting of restricted shares	5,332	7,917
Prepaid content costs	32,764	14,510
Interest income receivables	23,624	5,977
Rental and other deposits	22,666	9,501
Inventories	30,957	26,145
Others	6,090	10,823
Total	163,446	107,265